Share-Based Compensation	6 Months Ended
Jun. 30, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

9. Share-Based Compensation

The Company grants equity awards under its share-based compensation programs, which may include share options, RSAs, RSUs and other share-based awards. To date, the share-based awards granted to employees and directors have been in the form of RSAs, RSUs and share options.

2017 Equity Incentive Plan

Under the Company’s 2017 Equity Incentive Plan (the “2017 Plan”) approved in September 2017, the Company was authorized to issue a total of 1,500,000 ordinary shares as incentives to the Company’s employees and directors, which includes shares underlying options that may be granted from time to time under the 2017 Plan.  In addition, the number of ordinary shares reserved for issuance under the 2017 Plan will automatically increase on January 1 of each year, ending on (and including) January 1, 2027, in an amount equal to 4% of the total number of shares outstanding on December 31 of the preceding calendar year.  Pursuant to this provision, 1,156,188 ordinary shares were added to the number of available shares pursuant to the 2017 Plan effective January 1, 2018.

Restricted Ordinary Shares

The Company typically grants employees incentive share awards which vest over a four-year service period with 25% of the award vesting on the first anniversary of the vesting commencement date, with the balance vesting ratably on a quarterly basis or monthly basis, over the remaining three years, with vesting commencing as of the first day of the quarter, in which the award is granted. As of June 30, 2018, all granted awards contained only service-based vesting conditions. The Company recognizes share-based compensation expense for equity awards based on the grant date fair value of the award on a straight-line basis over the requisite service period.

The unvested RSAs are considered outstanding shares; however, they are subject to forfeiture in cases where the holders fail to complete the requisite service period with the Company. The unvested RSUs are not considered outstanding shares until the holders perform the requisite services as defined in the applicable award agreement. Unvested RSAs that are forfeited are considered deferred shares and, subject to certain conditions, all deferred shares can be repurchased by the Company for payment of £0.01 to the holder of the deferred shares.

A summary of the changes in the Company’s RSAs and RSUs during the six months ended June 30, 2018 were as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested and outstanding at December 31, 2017	1,191,344	$4.92
Granted	10,000	14.31
Vested	(254,492)	4.27
Forfeited	(45,509)	12.05
Unvested and outstanding at June 30, 2018	901,343	$4.83

As of June 30, 2018, total compensation costs related to the non-vested RSAs and RSUs amounted to $3.5 million, which the Company expects to recognize over the weighted-average period of 2.81 years.

Share Options

The Company typically grants employees share option awards which vest over a four-year service period with 25% of the award vesting on the first anniversary of the vesting commencement date, with the balance vesting ratably on a monthly basis over the remaining three years.  As of June 30, 2018, all granted awards contained only service-based vesting conditions. The Company recognizes share-based compensation expense for equity awards based on the grant date fair value of the award on a straight-line basis over the requisite service period.

No share options were granted during the six months ended June 30, 2017 or in periods prior to such date. The following table summarizes the share options-related activity during the six months ended June 30, 2018:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2017	191,275	$21.00	—	—
Granted	806,226	13.87	—
Exercised	—	—	—	—
Forfeited	(20,800)	12.52	—	—
Outstanding at June 30, 2018	976,701	$15.39	9.59	$1,676,133
Exercisable as of June 30, 2018	—	—	—	—
Vested and expected to vest as of June 30, 2018	976,701	$15.39	9.59	$1,676,133

The aggregate intrinsic value of share options is calculated as the difference between the exercise price of the share options and the fair value of the Company’s ordinary shares for those share options that had exercise prices lower than the fair value of the Company’s ordinary shares at the reporting date.

The weighted-average grant date fair value of options granted during the six months ended June 30, 2018 was $7.89. As of June 30, 2018, there was $7.4 million of total unrecognized compensation cost related to non-vested stock options; that cost is expected to be recognized over a weighted-average period of 3.38 years. All options granted have a term of 10 years.

Share option valuation

The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the six months ended June 30, 2018 were as follows:

June 30,
2018
Expected option life	6 years
Risk-free interest rate	2.63% - 2.88%
Expected volatility	66.64% - 66.68%.
Expected dividend yield	0.00%

Share-based compensation expense

The Company recorded share-based compensation expense of $1.2 million and $85,000 during the three months ended June 30, 2018 and 2017, respectively, and $2.0 million and $235,000 for the six months ended June 30, 2018 and 2017, respectively.

Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2018	2017	2018	2017
Research and development	$592	$58	$893	$142
General and administrative	619	27	1,154	93
Total share-based compensation	$1,211	$85	$2,047	$235